Income Taxes -Reconciliation - after adoption of ASU 2023-09 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Income/(loss) before income taxes and equity in earnings of equity investees	$ 498,691	$ (1,107)	$ 58,308
Tax calculated at the statutory tax rate of the Company	$ 82,284	(183)	9,621
Tax calculated at the statutory tax rate of the Company (in percent)	16.50%
Changes in valuation allowances		24,254	26,629
Preferential tax deduction		(22,608)	(32,667)
Preferential tax rate difference		(18)	(3,065)
Other items		416	621
Nontaxable interest income	$ (6,607)
Nontaxable interest income (in percent)	(1.30%)
Income tax expense	$ 63,610	$ 7,192	$ 4,509
Tax Jurisdiction of Domicile [Extensible Enumeration]	HK
Income tax expense (in percent)	12.80%
PRC
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Income before income taxes and equity in earnings of equity investees, Foreign	$ 471,147
Tax calculated at the statutory tax rate of the Company (in percent)	25.00%
Different tax rate applicable to gain from divestment of an equity investee	$ (30,998)
Different tax rate applicable to gain from divestment of an equity investee (in percent)	(6.20%)
Withholding tax on dividends and earnings from an equity investee	$ 2,885
Withholding tax on dividends and earnings from an equity investee (in percent)	0.60%
Changes in valuation allowances	$ 12,628
Changes in valuation allowances (in percent)	2.50%
Preferential tax deduction	$ (14,835)
Preferential tax deduction (in percent)	(3.00%)
Preferential tax rate difference	$ (2,090)
Preferential tax rate difference (in percent)	(0.40%)
Expenses related to divestment of an equity investee	$ 11,760
Expenses related to divestment of an equity investee (in percent)	2.30%
Exchange difference	$ 2,836
Exchange difference (in percent)	0.60%
Other items	$ 3,331
Other items (in percent)	0.60%
US and others
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Income before income taxes and equity in earnings of equity investees, Foreign	$ 93
Other items	$ 336
Other items (in percent)	0.10%
HK
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Income before income taxes and equity in earnings of equity investees, Domestic	$ 27,451
Tax calculated at the statutory tax rate of the Company (in percent)	16.50%
Changes in valuation allowances	$ 1,974
Changes in valuation allowances (in percent)	0.40%
Other items	$ 106
Other items (in percent)	0.10%